UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large Cap Value Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Aerospace & Defense – 1.7%
62,400	Spirit AeroSystems Holdings Inc.	$5,257,200
48,000	Textron Inc.	2,674,080
	Total Aerospace & Defense	7,931,280
	Airlines – 0.6%
19,000	Copa Holdings SA	2,549,610
	Auto Components – 1.1%
4,100	Delphi Automotive PLC	429,147
26,000	Lear Corporation	4,703,140
	Total Auto Components	5,132,287
	Automobiles – 2.8%
509,500	Ford Motor Company	6,378,940
152,000	General Motors Company	6,549,680
	Total Automobiles	12,928,620
	Banks – 7.7%
516,000	Bank of America Corporation	14,535,720
160,400	Citigroup Inc.	12,110,200
52,600	Comerica Incorporated	4,382,106
42,000	JP Morgan Chase & Co.	4,389,840
	Total Banks	35,417,866
	Biotechnology – 5.0%
39,500	Alexion Pharmaceuticals Inc., (2)	4,337,495
46,000	Amgen Inc.	8,080,360
15,300	Biogen Inc., (2)	4,929,201
76,000	Gilead Sciences, Inc.	5,683,280
	Total Biotechnology	23,030,336
	Building Products – 1.0%
54,000	Owens Corning	4,770,900
	Capital Markets – 7.7%
29,000	Ameriprise Financial, Inc.	4,733,670
123,000	Bank New York Mellon	6,733,020
116,900	Franklin Resources, Inc.	5,067,615
140,000	Invesco LTD	5,063,800
137,000	Morgan Stanley	7,070,570
62,400	State Street Corporation	5,949,840
NUVEEN      1

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
3,700	T. Rowe Price Group Inc.	$ 380,804
	Total Capital Markets	34,999,319
	Chemicals – 1.0%
126,000	Olin Corporation	4,490,640
	Communications Equipment – 4.5%
157,000	Arris International PLC, (2)	4,705,290
308,000	Cisco Systems, Inc.	11,488,400
163,200	Juniper Networks Inc.	4,530,432
	Total Communications Equipment	20,724,122
	Construction & Engineering – 1.0%
127,000	AECOM, (2)	4,762,500
	Consumer Finance – 3.3%
187,000	Ally Financial Inc.	5,022,820
58,000	Capital One Financial Corporation	5,336,000
16,000	Credit Acceptance Corporation, (2)	4,846,400
	Total Consumer Finance	15,205,220
	Containers & Packaging – 1.2%
85,000	WestRock Company	5,304,850
	Diversified Consumer Services – 1.1%
189,000	H & R Block Inc.	4,948,020
	Diversified Financial Services – 1.0%
23,100	Berkshire Hathaway Inc., Class B, (2)	4,458,531
	Diversified Telecommunication Services – 2.7%
263,300	AT&T Inc.	9,578,854
237,026	Frontier Communications Corporation	2,014,721
208,000	Intelsat SA, (2)	742,560
	Total Diversified Telecommunication Services	12,336,135
	Electrical Equipment – 1.0%
56,300	Regal-Beloit Corporation	4,332,285
	Electronic Equipment, Instruments & Components – 2.2%
166,000	Corning Incorporated	5,376,740
167,900	Jabil Inc.	4,843,915
	Total Electronic Equipment, Instruments & Components	10,220,655
	Food & Staples Retailing – 5.4%
103,000	CVS Health Corporation	7,889,800
94,000	Walgreens Boots Alliance Inc.	6,839,440
100,200	Wal-Mart Stores, Inc.	9,742,446
	Total Food & Staples Retailing	24,471,686
2      NUVEEN

Shares	Description (1)	Value
	Food Products – 1.0%
116,000	Archer-Daniels-Midland Company	$ 4,626,080
	Health Care Providers & Services – 8.4%
4,900	AmerisourceBergen Corporation	415,618
29,000	Anthem Inc.	6,813,840
92,000	Cardinal Health, Inc.	5,445,480
23,000	CIGNA Corporation	4,869,790
93,000	Express Scripts, Holding Company, (2)	6,061,740
19,000	Humana Inc.	4,956,340
38,000	McKesson HBOC Inc.	5,614,120
20,000	Wellcare Health Plans Inc., (2)	4,259,800
	Total Health Care Providers & Services	38,436,728
	Hotels, Restaurants & Leisure – 3.4%
77,800	Carnival Corporation	5,106,792
67,000	Hyatt Hotels Corporation, Class A, (2)	4,848,120
6,400	Las Vegas Sands	443,456
40,000	Royal Caribbean Cruises Limited	4,955,200
	Total Hotels, Restaurants & Leisure	15,353,568
	Household Durables – 0.1%
7,000	Tempur Sealy International, Inc., (2)	405,370
	Independent Power & Renewable Electricity Producers – 1.1%
73,700	AES Corporation	779,746
278,000	Calpine Corporation, (2)	4,175,560
	Total Independent Power & Renewable Electricity Producers	4,955,306
	Insurance – 2.3%
62,000	Lincoln National Corporation	4,746,100
49,000	Prudential Financial, Inc.	5,676,160
	Total Insurance	10,422,260
	Internet & Direct Marketing Retail – 0.1%
2,700	Expedia, Inc.	330,750
	IT Services – 1.2%
125,700	Booz Allen Hamilton Holding	4,863,333
2,800	MasterCard, Inc.	421,316
3,700	Visa Inc.	416,583
	Total IT Services	5,701,232
	Machinery – 2.0%
9,100	Allison Transmission Holdings Inc.	373,464
51,600	Ingersoll Rand Company Limited, Class A	4,521,192
94,000	Terex Corporation	4,395,440
	Total Machinery	9,290,096
NUVEEN      3

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Marine – 0.3%
22,000	Kirby Corporation, (2)	$ 1,480,600
	Media – 1.2%
164,000	Discovery Communications Inc., Class A Shares, (2)	3,119,280
193,900	TEGNA, Inc.	2,222,094
	Total Media	5,341,374
	Mortgage Real Estate Investment Trust – 0.5%
118,500	AGNC Investment Corp	2,358,150
	Multiline Retail – 3.2%
77,800	Big Lots, Inc.	4,597,980
108,600	Kohl's Corporation	5,209,542
84,000	Target Corporation	5,031,600
	Total Multiline Retail	14,839,122
	Oil, Gas & Consumable Fuels – 3.2%
49,400	Exxon Mobil Corporation	4,114,526
92,000	Marathon Petroleum Corporation	5,761,960
147,000	PBF Energy Inc.	4,758,390
	Total Oil, Gas & Consumable Fuels	14,634,876
	Pharmaceuticals – 1.6%
9,100	Bristol-Myers Squibb Company	575,029
21,900	Johnson & Johnson	3,051,327
95,400	Pfizer Inc.	3,459,204
	Total Pharmaceuticals	7,085,560
	Professional Services – 1.0%
36,400	Manpower Inc.	4,691,960
	Real Estate Management & Development – 1.1%
112,000	CBRE Group Inc., (2)	4,856,320
	Road & Rail – 1.1%
46,000	Kansas City Southern Industries	5,158,440
	Semiconductors & Semiconductor Equipment – 2.9%
79,000	First Solar Inc., (2)	4,905,900
206,000	Marvell Technology Group Ltd.	4,602,040
188,000	ON Semiconductor Corporation, (2)	3,775,040
	Total Semiconductors & Semiconductor Equipment	13,282,980
	Software – 2.5%
2,400	Intuit, Inc.	377,328
5,100	Microsoft Corporation	429,267
29,100	Oracle Corporation	1,427,646
54,000	Synopsys Inc., (2)	4,880,520
4      NUVEEN

Shares	Description (1)	Value
	Software (continued)
35,000	VMware Inc., (2)	$ 4,203,850
	Total Software	11,318,611
	Specialty Retail – 2.7%
91,000	Best Buy Co., Inc.	5,424,510
97,500	GameStop Corporation	1,828,125
156,000	Gap, Inc.	5,040,360
	Total Specialty Retail	12,292,995
	Technology Hardware, Storage & Peripherals – 4.1%
25,000	Apple, Inc.	4,296,250
260,000	HP Inc.	5,577,000
84,000	NetApp, Inc.	4,746,840
54,000	Western Digital Corporation	4,258,440
	Total Technology Hardware, Storage & Peripherals	18,878,530
	Textiles, Apparel & Luxury Goods – 1.2%
85,000	Michael Kors Holdings Limited, (2)	4,967,400
8,000	VF Corporation	583,680
	Total Textiles, Apparel & Luxury Goods	5,551,080
	Trading Companies & Distributors – 0.7%
69,000	Air Lease Corporation	2,987,700
	Wireless Telecommunication Services – 0.9%
153,900	Telephone and Data Systems Inc.	4,261,491
	Total Long-Term Investments (cost $403,565,540)	456,556,041

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$ 1,244	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/17, repurchase price $1,244,154, collateralized by $1,275,000 U.S. Treasury Notes, 1.750%, due 11/15/20, value $1,271,858	0.120%	12/01/17	$ 1,244,150
	Total Short-Term Investments (cost $1,244,150)			1,244,150
	Total Investments (cost $404,809,690) – 100.0%			457,800,191
	Other Assets Less Liabilities – (0.0)%			(213,685)
	Net Assets – 100%			$ 457,586,506
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
NUVEEN      5

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$456,556,041	$ —	$ —	$456,556,041
Short-Term Investments:
Repurchase Agreements	—	1,244,150	—	1,244,150
Total	$456,556,041	$1,244,150	$ —	$457,800,191
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$407,171,908
Gross unrealized:
Appreciation	$ 68,322,161
Depreciation	(17,693,878)
Net unrealized appreciation (depreciation) of investments	$ 50,628,283
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
6      NUVEEN

Nuveen Large Cap Core Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 100.0%
	Aerospace & Defense – 2.6%
32,000	Boeing Company	$8,857,600
72,900	Spirit AeroSystems Holdings Inc.	6,141,825
	Total Aerospace & Defense	14,999,425
	Auto Components – 3.2%
61,000	Delphi Automotive PLC	6,384,870
33,000	Lear Corporation	5,969,370
43,000	Visteon Corporation, (2)	5,662,670
	Total Auto Components	18,016,910
	Automobiles – 2.1%
422,000	Ford Motor Company	5,283,440
160,000	General Motors Company	6,894,400
	Total Automobiles	12,177,840
	Banks – 1.7%
255,000	Bank of America Corporation	7,183,350
26,000	JP Morgan Chase & Co.	2,717,520
	Total Banks	9,900,870
	Biotechnology – 9.4%
52,000	Alexion Pharmaceuticals Inc., (2)	5,710,120
50,000	Amgen Inc.	8,783,000
23,000	Biogen Inc., (2)	7,409,910
115,000	Bioverativ, Inc., (2)	5,752,300
73,000	Celgene Corporation, (2)	7,360,590
132,000	Exelixis, Inc., (2)	3,574,560
107,000	Gilead Sciences, Inc.	8,001,460
7,000	Regeneron Pharmaceuticals, Inc., (2)	2,533,020
33,000	Vertex Pharmaceuticals Inc., (2)	4,761,570
	Total Biotechnology	53,886,530
	Building Products – 0.9%
59,000	Owens Corning	5,212,650
	Capital Markets – 5.4%
35,000	Ameriprise Financial, Inc.	5,713,050
126,500	Bank New York Mellon	6,924,610
169,000	Invesco LTD	6,112,730
45,000	MSCI Inc., Class A Shares	5,791,500
NUVEEN      7

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
68,000	State Street Corporation	$ 6,483,800
	Total Capital Markets	31,025,690
	Chemicals – 0.9%
145,700	Olin Corporation	5,192,748
	Communications Equipment – 3.1%
177,000	Arris International PLC, (2)	5,304,690
204,200	Cisco Systems, Inc.	7,616,660
169,700	Juniper Networks Inc.	4,710,872
	Total Communications Equipment	17,632,222
	Construction & Engineering – 0.4%
58,000	AECOM, (2)	2,175,000
	Consumer Finance – 2.2%
221,000	Ally Financial Inc.	5,936,060
8,000	Capital One Financial Corporation	736,000
20,000	Credit Acceptance Corporation, (2)	6,058,000
	Total Consumer Finance	12,730,060
	Containers & Packaging – 1.7%
80,900	Berry Plastics Corporation, (2)	4,835,393
75,700	WestRock Company	4,724,437
	Total Containers & Packaging	9,559,830
	Diversified Consumer Services – 1.1%
232,000	H & R Block Inc.	6,073,760
	Diversified Financial Services – 0.5%
14,100	Berkshire Hathaway Inc., Class B, (2)	2,721,441
	Diversified Telecommunication Services – 0.4%
258,599	Frontier Communications Corporation	2,198,092
	Electrical Equipment – 1.0%
71,500	Regal-Beloit Corporation	5,501,925
	Electronic Equipment, Instruments & Components – 1.0%
201,000	Jabil Inc.	5,798,850
	Food & Staples Retailing – 5.2%
31,000	Costco Wholesale Corporation	5,717,330
104,000	CVS Health Corporation	7,966,400
103,000	Walgreens Boots Alliance Inc.	7,494,280
88,000	Wal-Mart Stores, Inc.	8,556,240
	Total Food & Staples Retailing	29,734,250
8      NUVEEN

Shares	Description (1)	Value
	Food Products – 1.0%
140,400	Archer-Daniels-Midland Company	$ 5,599,152
	Health Care Providers & Services – 10.0%
77,000	AmerisourceBergen Corporation	6,531,140
107,000	Cardinal Health, Inc.	6,333,330
32,000	CIGNA Corporation	6,775,360
109,000	Express Scripts, Holding Company, (2)	7,104,620
27,000	Humana Inc.	7,043,220
45,000	McKesson HBOC Inc.	6,648,300
47,000	UnitedHealth Group Incorporated	10,723,990
27,000	Wellcare Health Plans Inc., (2)	5,750,730
	Total Health Care Providers & Services	56,910,690
	Hotels, Restaurants & Leisure – 3.7%
20,000	Carnival Corporation	1,312,800
83,000	Hyatt Hotels Corporation, Class A, (2)	6,005,880
11,000	Marriott International, Inc., Class A	1,397,000
48,000	Royal Caribbean Cruises Limited	5,946,240
46,100	Wyndham Worldwide Corporation	5,181,179
7,000	Wynn Resorts Ltd	1,106,560
	Total Hotels, Restaurants & Leisure	20,949,659
	Household Durables – 0.3%
28,000	Tempur Sealy International, Inc., (2)	1,621,480
	Internet & Direct Marketing Retail – 1.7%
4,000	Amazon.com, Inc., (2)	4,707,000
41,000	Expedia, Inc.	5,022,500
	Total Internet & Direct Marketing Retail	9,729,500
	Internet Software & Services – 4.3%
8,200	Alphabet Inc., Class A, (2)	8,496,594
23,000	Facebook Inc., Class A Shares, (2)	4,075,140
46,800	IAC/InterActiveCorp	5,956,236
53,800	VeriSign, Inc., (2)	6,192,380
	Total Internet Software & Services	24,720,350
	IT Services – 3.4%
59,900	MasterCard, Inc.	9,013,153
93,900	Visa Inc.	10,572,201
	Total IT Services	19,585,354
	Machinery – 2.0%
146,000	Allison Transmission Holdings Inc.	5,991,840
41,000	Ingersoll Rand Company Limited, Class A	3,592,420
13,000	WABCO Holdings Inc.	1,942,850
	Total Machinery	11,527,110
NUVEEN      9

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Media – 1.7%
81,000	AMC Networks Inc., Class A Shares, (2)	$4,174,740
167,800	Discovery Communications Inc., Class A Shares, (2)	3,191,556
218,000	TEGNA, Inc.	2,498,280
	Total Media	9,864,576
	Multiline Retail – 2.5%
59,600	Big Lots, Inc.	3,522,360
112,900	Kohl's Corporation	5,415,813
113,000	Nordstrom, Inc.	5,135,850
	Total Multiline Retail	14,074,023
	Oil, Gas & Consumable Fuels – 2.6%
30,300	Exxon Mobil Corporation	2,523,687
104,000	Marathon Petroleum Corporation	6,513,520
180,000	PBF Energy Inc.	5,826,600
	Total Oil, Gas & Consumable Fuels	14,863,807
	Pharmaceuticals – 0.5%
22,000	Johnson & Johnson	3,065,260
	Professional Services – 1.3%
43,000	Manpower Inc.	5,542,700
29,000	Robert Half International Inc.	1,654,160
	Total Professional Services	7,196,860
	Real Estate Management & Development – 1.0%
138,000	CBRE Group Inc., (2)	5,983,680
	Semiconductors & Semiconductor Equipment – 1.0%
94,000	First Solar Inc., (2)	5,837,400
	Software – 5.9%
6,800	Ansys Inc., (2)	1,007,692
43,400	Intuit, Inc.	6,823,348
103,000	Microsoft Corporation	8,669,510
49,100	Red Hat, Inc., (2)	6,223,916
61,300	Synopsys Inc., (2)	5,540,294
47,000	VMware Inc., (2)	5,645,170
	Total Software	33,909,930
	Specialty Retail – 4.3%
106,000	Best Buy Co., Inc.	6,318,660
225,600	GameStop Corporation	4,230,000
193,000	Gap, Inc.	6,235,830
42,400	Home Depot, Inc.	7,624,368
	Total Specialty Retail	24,408,858
10      NUVEEN

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 6.9%
131,000	Apple, Inc.	$22,512,350
264,400	HP Inc.	5,671,380
110,000	NetApp, Inc.	6,216,100
60,200	Western Digital Corporation	4,747,372
	Total Technology Hardware, Storage & Peripherals	39,147,202
	Textiles, Apparel & Luxury Goods – 2.1%
88,600	Michael Kors Holdings Limited, (2)	5,177,784
13,000	Ralph Lauren Corporation	1,236,950
73,000	VF Corporation	5,326,080
	Total Textiles, Apparel & Luxury Goods	11,740,814
	Wireless Telecommunication Services – 1.0%
201,100	Telephone and Data Systems Inc.	5,568,459
	Total Long-Term Investments (cost $493,909,361)	570,842,257

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.0%
	REPURCHASE AGREEMENTS – 0.0%
$ 152	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/17, repurchase price $152,240, collateralized by $155,000 U.S. Treasury Notes, 2.000%, due 8/31/21, value $155,854	0.120%	12/01/17	$ 152,239
	Total Short-Term Investments (cost $152,239)			152,239
	Total Investments (cost $494,061,600) – 100.0%			570,994,496
	Other Assets Less Liabilities – 0.0%			152,920
	Net Assets – 100%			$ 571,147,416
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
NUVEEN      11

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$570,842,257	$ —	$ —	$570,842,257
Short-Term Investments:
Repurchase Agreements	—	152,239	—	152,239
Total	$570,842,257	$152,239	$ —	$570,994,496
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$495,522,134
Gross unrealized:
Appreciation	$ 90,378,801
Depreciation	(14,906,439)
Net unrealized appreciation (depreciation) of investments	$ 75,472,362
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
12      NUVEEN

Nuveen Large Cap Growth Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Aerospace & Defense – 4.3%
26,700	Boeing Company	$7,390,560
14,000	Lockheed Martin Corporation	4,467,680
10,000	TransDigm Group Inc., (2)	2,837,900
	Total Aerospace & Defense	14,696,140
	Auto Components – 3.5%
41,000	Delphi Automotive PLC	4,291,470
22,600	Lear Corporation	4,088,114
27,000	Visteon Corporation, (2)	3,555,630
	Total Auto Components	11,935,214
	Automobiles – 1.2%
18,200	Ford Motor Company	227,864
2,400	Harley-Davidson, Inc.	120,480
24,000	Thor Industries, Inc.	3,685,200
	Total Automobiles	4,033,544
	Biotechnology – 12.2%
50,000	AbbVie Inc.	4,846,000
34,000	Alexion Pharmaceuticals Inc., (2)	3,733,540
26,000	Amgen Inc.	4,567,160
17,000	Biogen Inc., (2)	5,476,890
73,000	Bioverativ, Inc., (2)	3,651,460
56,000	Celgene Corporation, (2)	5,646,480
139,000	Exelixis, Inc., (2)	3,764,120
73,000	Gilead Sciences, Inc.	5,458,940
11,200	Ionis Pharmaceuticals, Inc., (2)	621,488
31,000	Vertex Pharmaceuticals Inc., (2)	4,472,990
	Total Biotechnology	42,239,068
	Capital Markets – 7.4%
25,000	Ameriprise Financial, Inc.	4,080,750
100,000	Invesco LTD	3,617,000
31,000	MSCI Inc., Class A Shares	3,989,700
29,500	S&P Global, Inc.	4,881,660
22,000	SEI Investments Company	1,547,920
38,000	State Street Corporation	3,623,300
37,000	T. Rowe Price Group Inc.	3,808,040
	Total Capital Markets	25,548,370
NUVEEN      13

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 0.3%
11,900	Waste Management, Inc.	$ 978,775
	Communications Equipment – 0.1%
14,400	Arris International PLC, (2)	431,568
	Consumer Finance – 1.1%
12,000	Credit Acceptance Corporation, (2)	3,634,800
	Containers & Packaging – 1.2%
15,300	Berry Plastics Corporation, (2)	914,481
117,000	Silgan Holdings, Inc.	3,378,960
	Total Containers & Packaging	4,293,441
	Diversified Consumer Services – 1.1%
143,000	H & R Block Inc.	3,743,740
	Diversified Telecommunication Services – 0.0%
16,900	Intelsat SA, (2)	60,333
	Electronic Equipment, Instruments & Components – 0.2%
26,000	Jabil Inc.	750,100
	Equity Real Estate Investment Trust – 1.0%
21,000	SBA Communications Corporation, (2)	3,564,750
	Food & Staples Retailing – 2.5%
7,900	Costco Wholesale Corporation	1,456,997
53,000	Walgreens Boots Alliance Inc.	3,856,280
34,200	Wal-Mart Stores, Inc.	3,325,266
	Total Food & Staples Retailing	8,638,543
	Health Care Providers & Services – 9.0%
45,000	AmerisourceBergen Corporation	3,816,900
23,000	CIGNA Corporation	4,869,790
57,000	Express Scripts, Holding Company, (2)	3,715,260
18,000	Humana Inc.	4,695,480
26,000	McKesson HBOC Inc.	3,841,240
39,000	UnitedHealth Group Incorporated	8,898,630
5,000	Wellcare Health Plans Inc., (2)	1,064,950
	Total Health Care Providers & Services	30,902,250
	Hotels, Restaurants & Leisure – 4.2%
51,000	Hyatt Hotels Corporation, Class A, (2)	3,690,360
60,000	Las Vegas Sands	4,157,400
36,000	Marriott International, Inc., Class A	4,572,000
8,400	Wyndham Worldwide Corporation	944,076
14      NUVEEN

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
6,000	Wynn Resorts Ltd	$ 948,480
	Total Hotels, Restaurants & Leisure	14,312,316
	Household Durables – 1.0%
61,000	Tempur Sealy International, Inc., (2)	3,532,510
	Internet & Direct Marketing Retail – 4.2%
5,000	Amazon.com, Inc., (2)	5,883,750
31,000	Expedia, Inc.	3,797,500
2,670	Priceline Group Incorporated, (2)	4,645,025
	Total Internet & Direct Marketing Retail	14,326,275
	Internet Software & Services – 6.6%
10,000	Alphabet Inc., Class A, (2)	10,361,700
27,000	Facebook Inc., Class A Shares, (2)	4,783,860
28,000	IAC/InterActiveCorp	3,563,560
34,000	VeriSign, Inc., (2)	3,913,400
	Total Internet Software & Services	22,622,520
	IT Services – 6.0%
20,700	Booz Allen Hamilton Holding	800,883
49,667	Cognizant Technology Solutions Corporation, Class A	3,589,931
48,000	MasterCard, Inc.	7,222,560
82,000	Visa Inc.	9,232,380
	Total IT Services	20,845,754
	Machinery – 3.2%
91,000	Allison Transmission Holdings Inc.	3,734,640
39,000	Ingersoll Rand Company Limited, Class A	3,417,180
25,000	WABCO Holdings Inc.	3,736,250
	Total Machinery	10,888,070
	Media – 0.7%
16,500	AMC Networks Inc., Class A Shares, (2)	850,410
32,200	Discovery Communications Inc., Class A Shares, (2)	612,444
20,700	Live Nation Inc., (2)	939,366
	Total Media	2,402,220
	Multiline Retail – 1.4%
13,500	Big Lots, Inc.	797,850
12,600	Kohl's Corporation	604,422
78,000	Nordstrom, Inc.	3,545,100
	Total Multiline Retail	4,947,372
	Pharmaceuticals – 1.4%
79,000	Bristol-Myers Squibb Company	4,992,010
NUVEEN      15

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Professional Services – 0.2%
15,000	Robert Half International Inc.	$ 855,600
	Real Estate Management & Development – 1.1%
84,000	CBRE Group Inc., (2)	3,642,240
	Road & Rail – 0.8%
21,000	Norfolk Southern Corporation	2,911,230
	Software – 13.3%
28,000	Adobe Systems Incorporated, (2)	5,081,160
7,500	Ansys Inc., (2)	1,111,425
85,000	Cadence Design Systems, Inc., (2)	3,732,350
29,000	Electronic Arts Inc., (2)	3,084,150
28,000	Intuit, Inc.	4,402,160
238,700	Microsoft Corporation	20,091,379
32,000	Red Hat, Inc., (2)	4,056,320
10,100	Synopsys Inc., (2)	912,838
29,000	VMware Inc., (2)	3,483,190
	Total Software	45,954,972
	Specialty Retail – 3.7%
12,900	Best Buy Co., Inc.	768,969
115,000	Gap, Inc.	3,715,650
23,700	Home Depot, Inc.	4,261,734
49,000	Lowe's Companies, Inc.	4,085,130
	Total Specialty Retail	12,831,483
	Technology Hardware, Storage & Peripherals – 6.4%
101,000	Apple, Inc.	17,356,850
70,000	NetApp, Inc.	3,955,700
9,700	Western Digital Corporation	764,942
	Total Technology Hardware, Storage & Peripherals	22,077,492
	Textiles, Apparel & Luxury Goods – 0.6%
18,700	Michael Kors Holdings Limited, (2)	1,092,828
14,300	VF Corporation	1,043,328
	Total Textiles, Apparel & Luxury Goods	2,136,156
	Total Long-Term Investments (cost $263,716,613)	344,728,856

16      NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$ 248	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/17, repurchase price $248,474, collateralized by $240,000 U.S. Treasury Inflation Indexed Obligations, 0.125%, due 1/15/23, value $254,207	0.120%	12/01/17	$ 248,473
	Total Short-Term Investments (cost $248,473)			248,473
	Total Investments (cost $263,965,086) – 100.0%			344,977,329
	Other Assets Less Liabilities – (0.0)%			(71,005)
	Net Assets – 100%			$ 344,906,324
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$344,728,856	$ —	$ —	$344,728,856
Short-Term Investments:
Repurchase Agreements	—	248,473	—	248,473
Total	$344,728,856	$248,473	$ —	$344,977,329
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$264,389,233
Gross unrealized:
Appreciation	$ 84,308,958
Depreciation	(3,720,862)
Net unrealized appreciation (depreciation) of investments	$ 80,588,096
NUVEEN      17

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
18      NUVEEN

Nuveen Concentrated Core Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 100.0%
	Automobiles – 10.2%
419,100	Ford Motor Company	$5,247,132
112,200	General Motors Company	4,834,698
	Total Automobiles	10,081,830
	Biotechnology – 19.7%
27,700	Amgen Inc.	4,865,782
15,100	Biogen Inc., (2)	4,864,767
48,200	Celgene Corporation, (2)	4,860,006
65,300	Gilead Sciences, Inc.	4,883,134
	Total Biotechnology	19,473,689
	Capital Markets – 18.8%
30,900	Ameriprise Financial, Inc.	5,043,807
102,100	Franklin Resources, Inc.	4,426,035
53,000	State Street Corporation	5,053,550
39,600	T. Rowe Price Group Inc.	4,075,632
	Total Capital Markets	18,599,024
	Food & Staples Retailing – 15.4%
69,400	CVS Health Corporation	5,316,040
70,400	Walgreens Boots Alliance Inc.	5,122,304
48,700	Wal-Mart Stores, Inc.	4,735,101
	Total Food & Staples Retailing	15,173,445
	Health Care Providers & Services – 10.7%
83,200	Express Scripts, Holding Company, (2)	5,422,976
35,100	McKesson HBOC Inc.	5,185,674
	Total Health Care Providers & Services	10,608,650
	Hotels, Restaurants & Leisure – 5.0%
39,500	Royal Caribbean Cruises Limited	4,893,260
	IT Services – 10.1%
33,500	MasterCard, Inc.	5,040,745
43,700	Visa Inc.	4,920,183
	Total IT Services	9,960,928
	Oil, Gas & Consumable Fuels – 5.0%
78,200	Marathon Petroleum Corporation	4,897,666
NUVEEN      19

Nuveen Concentrated Core Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Software – 5.1%
42,200	VMware Inc., (2)	$ 5,068,642
	Total Long-Term Investments (cost $94,043,077)	98,757,134
	Other Assets Less Liabilities – 0.0%	11,335
	Net Assets – 100%	$ 98,768,469
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$98,757,134	$ —	$ —	$98,757,134
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$95,755,297
Gross unrealized:
Appreciation	$ 7,995,538
Depreciation	(4,993,701)
Net unrealized appreciation (depreciation) of investments	$ 3,001,837
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
20      NUVEEN

Nuveen Equity Market Neutral Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 82.5%
	COMMON STOCKS – 82.5%
	Aerospace & Defense – 1.8%
2,800	Boeing Company	$775,040
9,200	Spirit AeroSystems Holdings Inc.	775,100
	Total Aerospace & Defense	1,550,140
	Airlines – 0.7%
4,800	Copa Holdings SA	644,112
	Auto Components – 2.7%
7,600	Delphi Automotive PLC	795,492
4,500	Lear Corporation	814,005
5,800	Visteon Corporation, (2)	763,802
	Total Auto Components	2,373,299
	Automobiles – 2.3%
53,000	Ford Motor Company	663,560
18,300	General Motors Company	788,547
3,800	Thor Industries, Inc.	583,490
	Total Automobiles	2,035,597
	Banks – 1.3%
26,200	Bank of America Corporation	738,054
4,200	Comerica Incorporated	349,902
	Total Banks	1,087,956
	Biotechnology – 6.2%
4,600	Amgen Inc.	808,036
2,500	Biogen Inc., (2)	805,425
15,800	Bioverativ, Inc., (2)	790,316
7,800	Celgene Corporation, (2)	786,474
29,600	Exelixis, Inc., (2)	801,568
10,700	Gilead Sciences, Inc.	800,146
10,800	Ionis Pharmaceuticals, Inc., (2)	599,292
	Total Biotechnology	5,391,257
	Building Products – 0.8%
8,000	Owens Corning	706,800
	Capital Markets – 3.5%
13,400	Bank New York Mellon	733,516
22,100	Invesco LTD	799,357
5,800	MSCI Inc., Class A Shares	746,460
NUVEEN      21

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
8,200	State Street Corporation	$ 781,870
	Total Capital Markets	3,061,203
	Chemicals – 0.8%
19,800	Olin Corporation	705,672
	Communications Equipment – 2.4%
23,900	Arris International PLC, (2)	716,283
17,000	Cisco Systems, Inc.	634,100
24,800	Juniper Networks Inc.	688,448
	Total Communications Equipment	2,038,831
	Construction & Engineering – 0.8%
17,700	AECOM, (2)	663,750
	Consumer Finance – 2.7%
29,000	Ally Financial Inc.	778,940
7,700	Capital One Financial Corporation	708,400
2,700	Credit Acceptance Corporation, (2)	817,830
	Total Consumer Finance	2,305,170
	Containers & Packaging – 2.3%
10,400	Berry Plastics Corporation, (2)	621,608
24,500	Silgan Holdings, Inc.	707,560
11,000	WestRock Company	686,510
	Total Containers & Packaging	2,015,678
	Diversified Consumer Services – 1.0%
31,900	H & R Block Inc.	835,142
	Diversified Telecommunication Services – 0.3%
32,140	Frontier Communications Corporation	273,190
	Electrical Equipment – 0.8%
9,200	Regal-Beloit Corporation	707,940
	Electronic Equipment, Instruments & Components – 0.9%
27,500	Jabil Inc.	793,375
	Equity Real Estate Investment Trust – 0.7%
6,700	Extra Space Storage Inc.	571,912
	Food & Staples Retailing – 2.9%
700	Costco Wholesale Corporation	129,101
11,100	CVS Health Corporation	850,260
10,900	Walgreens Boots Alliance Inc.	793,084
7,700	Wal-Mart Stores, Inc.	748,671
	Total Food & Staples Retailing	2,521,116
22      NUVEEN

Shares	Description (1)	Value
	Food Products – 0.8%
16,900	Archer-Daniels-Midland Company	$ 673,972
	Health Care Providers & Services – 5.3%
4,800	AmerisourceBergen Corporation	407,136
14,000	Cardinal Health, Inc.	828,660
12,600	Express Scripts, Holding Company, (2)	821,268
500	Humana Inc.	130,430
5,600	McKesson HBOC Inc.	827,344
3,500	UnitedHealth Group Incorporated	798,595
3,600	Wellcare Health Plans Inc., (2)	766,764
	Total Health Care Providers & Services	4,580,197
	Hotels, Restaurants & Leisure – 4.8%
9,300	Carnival Corporation	610,452
10,900	Hyatt Hotels Corporation, Class A, (2)	788,724
5,200	Marriott International, Inc., Class A	660,400
6,300	Royal Caribbean Cruises Limited	780,444
6,000	Wyndham Worldwide Corporation	674,340
4,200	Wynn Resorts Ltd	663,936
	Total Hotels, Restaurants & Leisure	4,178,296
	Household Durables – 0.4%
6,000	Tempur Sealy International, Inc., (2)	347,460
	Independent Power & Renewable Electricity Producers – 1.3%
62,000	AES Corporation	655,960
29,300	Calpine Corporation, (2)	440,086
	Total Independent Power & Renewable Electricity Producers	1,096,046
	Insurance – 0.3%
3,900	Lincoln National Corporation	298,545
	Internet & Direct Marketing Retail – 0.9%
6,100	Expedia, Inc.	747,250
	Internet Software & Services – 1.9%
6,200	IAC/InterActiveCorp	789,074
7,100	VeriSign, Inc., (2)	817,210
	Total Internet Software & Services	1,606,284
	IT Services – 1.8%
5,200	MasterCard, Inc.	782,444
7,000	Visa Inc.	788,130
	Total IT Services	1,570,574
	Machinery – 2.5%
19,800	Allison Transmission Holdings Inc.	812,592
7,000	Ingersoll Rand Company Limited, Class A	613,340
NUVEEN      23

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
5,200	WABCO Holdings Inc.	$ 777,140
	Total Machinery	2,203,072
	Media – 2.7%
11,900	AMC Networks Inc., Class A Shares, (2)	613,326
24,700	Discovery Communications Inc., Class A Shares, (2)	469,794
14,700	Live Nation Inc., (2)	667,086
49,800	TEGNA, Inc.	570,708
	Total Media	2,320,914
	Multiline Retail – 3.9%
9,300	Big Lots, Inc.	549,630
8,300	Dillard's, Inc., Class A	498,830
16,700	Kohl's Corporation	801,099
18,400	Nordstrom, Inc.	836,280
12,100	Target Corporation	724,790
	Total Multiline Retail	3,410,629
	Oil, Gas & Consumable Fuels – 2.3%
8,800	HollyFrontier Company	391,424
12,600	Marathon Petroleum Corporation	789,138
24,700	PBF Energy Inc.	799,539
	Total Oil, Gas & Consumable Fuels	1,980,101
	Professional Services – 1.7%
5,500	Manpower Inc.	708,950
13,300	Robert Half International Inc.	758,632
	Total Professional Services	1,467,582
	Real Estate Management & Development – 0.9%
18,900	CBRE Group Inc., (2)	819,504
	Road & Rail – 0.6%
4,300	Kansas City Southern Industries	482,202
	Semiconductors & Semiconductor Equipment – 1.2%
12,900	First Solar Inc., (2)	801,090
5,500	Teradyne Inc.	222,585
	Total Semiconductors & Semiconductor Equipment	1,023,675
	Software – 5.1%
4,900	Ansys Inc., (2)	726,131
16,200	Cadence Design Systems, Inc., (2)	711,342
4,800	Intuit, Inc.	754,656
6,200	Red Hat, Inc., (2)	785,912
7,800	Synopsys Inc., (2)	704,964
24      NUVEEN

Shares	Description (1)	Value
	Software (continued)
5,800	VMware Inc., (2)	$ 696,638
	Total Software	4,379,643
	Specialty Retail – 3.4%
13,900	Best Buy Co., Inc.	828,579
30,500	GameStop Corporation	571,875
26,200	Gap, Inc.	846,522
3,800	Home Depot, Inc.	683,316
	Total Specialty Retail	2,930,292
	Technology Hardware, Storage & Peripherals – 2.9%
3,100	Apple, Inc.	532,735
31,100	HP Inc.	667,095
14,400	NetApp, Inc.	813,744
5,900	Western Digital Corporation	465,274
	Total Technology Hardware, Storage & Peripherals	2,478,848
	Textiles, Apparel & Luxury Goods – 2.1%
13,300	Michael Kors Holdings Limited, (2)	777,252
8,400	Ralph Lauren Corporation	799,260
3,500	VF Corporation	255,360
	Total Textiles, Apparel & Luxury Goods	1,831,872
	Wireless Telecommunication Services – 0.8%
25,600	Telephone and Data Systems Inc.	708,864
	Total Long-Term Investments (cost $62,519,482)	71,417,962

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%
	REPURCHASE AGREEMENTS – 3.1%
$ 2,731	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/17, repurchase price $2,730,944, collateralized by $2,620,000 U.S. Treasury Notes, 3.625%, due 2/15/21, value $2,787,620	0.120%	12/01/17	$ 2,730,935
	Total Short-Term Investments (cost $2,730,935)			2,730,935
	Total Investments (cost $65,250,417) – 85.6%			74,148,897

Shares	Description (1)	Value
	SECURITIES SOLD SHORT – (84.5)%
	COMMON STOCKS SOLD SHORT – (84.5)% (3)
	Aerospace & Defense – (1.6)%
(10,500)	BWX Technologies, Inc.	$(655,725)
(3,900)	Teledyne Technologies Inc., (2)	(726,336)
	Total Aerospace & Defense	(1,382,061)
NUVEEN      25

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Air Freight & Logistics – (1.0)%
(6,900)	United Parcel Service, Inc., Class B	$ (838,005)
	Airlines – (1.0)%
(19,300)	Spirit Airline Holdings, (2)	(822,759)
	Automobiles – (0.9)%
(2,600)	Tesla Motors Inc., (2)	(803,010)
	Banks – (4.7)%
(13,230)	Commerce Bancshares Inc.	(749,083)
(58,600)	F.N.B. Corporation PA	(831,534)
(8,400)	First Republic Bank of San Francisco	(802,536)
(23,300)	Popular Inc.	(823,888)
(12,000)	Prosperity Bancshares, Inc.	(840,480)
	Total Banks	(4,047,521)
	Biotechnology – (3.6)%
(5,100)	Alnylam Pharmaceuticals, Inc., (2)	(686,154)
(5,600)	Incyte Pharmaceuticals Inc., (2)	(554,344)
(4,700)	Intercept Pharmaceuticals Incorporated, (2)	(288,627)
(44,000)	Intrexon Corporation, (2)	(600,160)
(90,000)	Opko Health Inc., (2)	(472,500)
(5,700)	Tesaro Inc., (2)	(482,220)
	Total Biotechnology	(3,084,005)
	Building Products – (0.8)%
(17,400)	Johnson Controls International PLC	(654,936)
	Capital Markets – (0.8)%
(4,500)	CME Group, Inc.	(672,930)
	Chemicals – (4.9)%
(6,100)	Ashland Global Holdings Incorporated	(451,278)
(5,100)	International Flavors & Fragrances Inc.	(792,744)
(7,200)	Mosaic Company	(174,888)
(2,000)	NewMarket Corporation	(801,040)
(4,300)	Praxair, Inc.	(661,856)
(14,900)	RPM International, Inc.	(789,253)
(8,100)	WR Grace & Company	(593,811)
	Total Chemicals	(4,264,870)
	Construction Materials – (1.8)%
(3,700)	Martin Marietta Materials	(771,043)
(6,200)	Vulcan Materials Company	(779,030)
	Total Construction Materials	(1,550,073)
26      NUVEEN

Shares	Description (1)	Value
	Containers & Packaging – (0.8)%
(12,300)	Sonoco Products Company	$ (658,173)
	Distributors – (1.3)%
(10,300)	LKQ Corporation, (2)	(406,026)
(5,900)	Pool Corporation	(741,276)
	Total Distributors	(1,147,302)
	Diversified Financial Services – (1.7)%
(3,400)	Berkshire Hathaway Inc., Class B, (2)	(656,234)
(17,400)	Voya Financial Inc.	(769,080)
	Total Diversified Financial Services	(1,425,314)
	Electric Utilities – (3.7)%
(17,600)	Alliant Energy Corporation	(793,936)
(8,700)	Duke Energy Corporation	(775,866)
(8,600)	Eversource Energy	(557,710)
(13,000)	PPL Corporation	(476,710)
(12,200)	Southern Company	(624,640)
	Total Electric Utilities	(3,228,862)
	Electronic Equipment, Instruments & Components – (1.6)%
(15,800)	Avnet Inc.	(654,278)
(2,400)	Coherent Inc., (2)	(700,704)
	Total Electronic Equipment, Instruments & Components	(1,354,982)
	Energy Equipment & Services – (5.1)%
(38,600)	Franks International NV	(240,478)
(14,100)	Helmerich & Payne Inc.	(825,978)
(83,400)	Nabors Industries Inc.	(503,736)
(18,200)	National-Oilwell Varco Inc.	(610,610)
(39,100)	Patterson-UTI Energy, Inc.	(844,169)
(18,400)	RPC Inc.	(442,336)
(46,700)	Superior Energy Services, Inc.	(450,655)
(146,500)	Weatherford International PLC, (2)	(483,450)
	Total Energy Equipment & Services	(4,401,412)
	Equity Real Estate Investment Trust – (2.4)%
(18,100)	American Campus Communities Inc.	(767,078)
(9,900)	Realty Income Corporation	(547,470)
(11,400)	Regency Centers Corporation	(773,034)
	Total Equity Real Estate Investment Trust	(2,087,582)
	Food & Staples Retailing – (0.9)%
(6,600)	Casey's General Stores, Inc.	(796,950)
	Food Products – (3.8)%
(23,400)	Hormel Foods Corporation	(852,930)
NUVEEN      27

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Food Products (continued)
(9,900)	Kraft Heinz Company	$(805,563)
(7,900)	McCormick & Company, Incorporated	(807,222)
(18,300)	Mondelez International Inc.	(785,802)
	Total Food Products	(3,251,517)
	Health Care Equipment & Supplies – (3.8)%
(13,400)	Abbott Laboratories	(755,358)
(11,700)	DENTSPLY SIRONA Inc.	(784,017)
(6,600)	DexCom, Inc., (2)	(385,638)
(3,900)	Stryker Corporation	(608,400)
(7,800)	West Pharmaceutical Services Inc.	(779,454)
	Total Health Care Equipment & Supplies	(3,312,867)
	Household Durables – (2.8)%
(9,200)	Garmin Limited	(571,136)
(12,200)	Lennar Corporation, Class A	(765,916)
(2,800)	Mohawk Industries Inc., (2)	(791,308)
(10,700)	Newell Brands Inc.	(331,379)
	Total Household Durables	(2,459,739)
	Industrial Conglomerates – (0.8)%
(36,900)	General Electric Company	(674,901)
	Insurance – (2.6)%
(1,100)	Arch Capital Group Limited, (2)	(104,159)
(17,600)	Aspen Insurance Holdings Limited	(721,600)
(11,200)	Mercury General Corporation	(614,656)
(20,000)	XL Group Limited	(776,400)
	Total Insurance	(2,216,815)
	Internet & Direct Marketing Retail – (0.1)%
(100)	Amazon.com, Inc., (2)	(117,675)
	Internet Software & Services – (1.7)%
(155,400)	Pandora Media, Inc., (2)	(777,000)
(17,400)	Zillow Group, Inc., (2)	(714,096)
	Total Internet Software & Services	(1,491,096)
	IT Services – (2.4)%
(6,400)	DST Systems Inc.	(400,512)
(6,700)	Gartner Inc., (2)	(809,963)
(6,500)	WEX, Inc., (2)	(836,680)
	Total IT Services	(2,047,155)
	Leisure Products – (0.9)%
(43,300)	Mattel, Inc.	(790,225)
28      NUVEEN

Shares	Description (1)	Value
	Life Sciences Tools & Services – (0.9)%
(3,000)	Bio-Rad Laboratories Inc., (2)	$ (813,900)
	Machinery – (2.3)%
(5,200)	Middleby Corporation, (2)	(663,104)
(3,900)	Nordson Corporation	(500,604)
(10,600)	Wabtec Corporation	(815,140)
	Total Machinery	(1,978,848)
	Media – (1.7)%
(21,100)	Liberty Media Group, Class-C Shares, (2)	(768,040)
(21,300)	Lions Gate Entertainment Corporation, Equity, (2)	(696,723)
	Total Media	(1,464,763)
	Metals & Mining – (0.7)%
(9,000)	Compass Minerals International, Inc.	(627,750)
	Multi-Utilities – (0.9)%
(9,500)	Dominion Resources, Inc.	(799,235)
	Oil, Gas & Consumable Fuels – (7.5)%
(11,100)	Cheniere Energy Inc., (2)	(536,352)
(5,400)	Cimarex Energy Company	(626,994)
(6,700)	EOG Resources, Inc.	(685,544)
(6,800)	Exxon Mobil Corporation	(566,372)
(12,600)	Hess Corporation	(578,088)
(69,900)	Laredo Petroleum Holdings Inc., (2)	(747,231)
(6,900)	Occidental Petroleum Corporation	(486,450)
(600)	ONEOK, Inc.	(31,140)
(30,700)	Parsley Energy Inc. Class A Shares, (2)	(824,602)
(2,400)	Pioneer Natural Resources Company	(374,496)
(18,400)	Targa Resources Corporation	(798,560)
(20,000)	WPX Energy Inc., (2)	(253,400)
	Total Oil, Gas & Consumable Fuels	(6,509,229)
	Personal Products – (0.9)%
(46,300)	Coty Inc., Class A	(797,749)
	Semiconductors & Semiconductor Equipment – (0.8)%
(8,500)	Analog Devices, Inc.	(731,935)
	Software – (1.9)%
(13,500)	FireEye Inc., (2)	(190,890)
(3,600)	Tyler Technologies Inc., (2)	(658,512)
(3,900)	Ultimate Software Group, Inc., (2)	(823,017)
	Total Software	(1,672,419)
NUVEEN      29

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments	November 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Specialty Retail – (5.4)%
(8,700)	Advance Auto Parts, Inc.	$(878,700)
(1,100)	AutoZone, Inc., (2)	(755,436)
(20,200)	Floor & Decor Holdings, Inc., (2)	(819,918)
(3,600)	O'Reilly Automotive Inc., (2)	(850,356)
(10,900)	Penske Auto Group, Inc.	(527,124)
(3,900)	Ulta Beauty, Inc., (2)	(864,669)
	Total Specialty Retail	(4,696,203)
	Textiles, Apparel & Luxury Goods – (0.4)%
(26,600)	Under Armour, Inc., (2)	(353,514)
	Thrifts & Mortgage Finance – (1.0)%
(63,000)	New York Community Bancorp Inc.	(840,420)
	Trading Companies & Distributors – (0.8)%
(13,400)	Fastenal Company	(702,026)
	Transportation Infrastructure – (0.9)%
(11,900)	Macquarie Infrastructure Corporation	(794,682)
	Water Utilities – (0.9)%
(21,200)	Aqua America Inc.	(805,388)
	Total Securities Sold Short (proceeds $74,058,791)	(73,170,798)
	Other Assets Less Liabilities – 98.9%	85,608,125
	Net Assets – 100%	$ 86,586,224
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
30      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 71,417,962	$ —	$ —	$ 71,417,962
Short-Term Investments:
Repurchase Agreements	—	2,730,935	—	2,730,935
Securities Sold Short:
Common Stocks Sold Short	(73,170,798)	—	—	(73,170,798)
Total	$ (1,752,836)	$2,730,935	$ —	$ 978,099
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents below present the cost, as well as proceeds from common stocks sold short, and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$65,650,674
Gross unrealized:
Appreciation	$10,332,897
Depreciation	(1,834,673)
Net unrealized appreciation (depreciation) of investments	$ 8,498,224

Tax proceeds from common stocks sold short	$(73,197,059)
Net Unrealized appreciation (depreciation) on common stocks sold short	26,261
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $5,613,291 have been pledged as collateral for Common Stocks Sold Short.
NUVEEN      31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2018